Acquisitions (Disclosure Of Detailed Information About Business Combinations - Cigar Lake) (Details)		12 Months Ended
	May 19, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($) lb
Disclosure Of Business Combinations [Line Items]
Sales contracts		$ (6,314,000)	$ (9,000,000)
Bargain purchase gain		$ 0	$ 22,802,000
Cigar Lake Joint Venture [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment	$ 97,930,000
Deferred tax asset	28,196,000
Inventory	9,909,000
Working capital	(24,000)
Reclamation provision	(2,528,000)
Sales contracts	(9,000,000)
Net assts acquired	124,483,000
Cash paid	101,681,000
Bargain purchase gain	$ 22,802,000
Additional interest	4.522%
Uranium production | lb			296,000
Acquisition costs			$ 1,495,000
Cigar Lake Joint Venture [Member] | Before acquiring additional interest in Joint Venture [Member]
Disclosure Of Business Combinations [Line Items]
Ownership stake	50.025%
Cigar Lake Joint Venture [Member] | After acquiring additional interest in Joint Venture [Member]
Disclosure Of Business Combinations [Line Items]
Ownership stake	54.547%
Cigar Lake Joint Venture [Member] | Idemitsu [Member]
Disclosure Of Business Combinations [Line Items]
Ownership stake	7.875%